Document and Entity Information	Dec. 10, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	CHIMERA INVESTMENT CORP
Amendment Flag	true
Entity Central Index Key	0001409493
Document Type	8-K/A
Document Period End Date	Dec. 10, 2022
Entity Incorporation State Country Code	MD
Entity File Number	001-33796
Entity Tax Identification Number	26-0630461
Entity Address, Address Line One	630 Fifth Avenue
Entity Address, Address Line Two	Suite 2400
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10111
City Area Code	(888)
Local Phone Number	895-6557
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This amended Current Report on Form 8-K/A (the “8-K Amendment”) is being filed as an amendment to the Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) by Chimera Investment Corporation (the “Company”) on December 12, 2022 (the “Original 8-K”), which disclosed, among other things, the separation from employment of Mohit Marria as the Company’s Chief Executive Officer and Chief Investment Officer, effective December 10, 2022, and Mr. Marria’s resignation from the Board of Directors of the Company effective December 10, 2022. The sole purpose of this 8-K Amendment is to disclose additional information related to Mr. Marria’s Separation Agreement (as defined below) with the Company. Other than as supplemented by the information below, the 8-K Amendment does not change the Original 8-K in any respect.
Common Stock Par Value 001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	CIM
Security Exchange Name	NYSE
Eight 00 Series A Cumulative Redeemable Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.00% Series A Cumulative Redeemable Preferred Stock
Trading Symbol	CIM PRA
Security Exchange Name	NYSE
Eight 00 Series B Cumulative Fixed To Floating Rate Redeemable Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.00% Series B Cumulative Fixed-to-Floating Rate Redeemable Preferred Stock
Trading Symbol	CIM PRB
Security Exchange Name	NYSE
Seven 75 Series C Cumulative Fixed To Floating Rate Redeemable Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.75% Series C Cumulative Fixed-to-Floating Rate Redeemable Preferred Stock
Trading Symbol	CIM PRC
Security Exchange Name	NYSE
Eight 00 Series D Cumulative Fixed To Floating Rate Redeemable Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.00% Series D Cumulative Fixed-to-Floating Rate Redeemable Preferred Stock
Trading Symbol	CIM PRD
Security Exchange Name	NYSE